Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,766,000
Previously Paid Amount	0.00
Total Fee Amount	934.38
Total Offset Amount	0.00
Net Fee	934.38
Narrative - Max Aggregate Offering Price	$ 6,766,000
Final Prospectus	true